CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 96,488	$ 96,154
Accounts receivable, net	1,514	2,997
Inventories	94,620	142,287
Prepayments and other current assets	90,874	122,242
Cryptocurrency receivable, current	50,525
Total current assets	334,021	363,680
Non-current assets:
Cryptocurrency	61,821	28,342
Cryptocurrency receivable, non-current	19,057
Property, equipment and software, net	40,163	29,466
Intangible assets	901
Operating lease right-of-use assets	3,495	1,690
Deferred tax assets	295	66,809
Other non-current assets	476	486
Non-current financial investment	2,782	2,824
Total non-current assets	128,990	129,617
Total assets	463,011	493,297
Current liabilities:
Current portion of long-term loans	16,658
Accounts payable	13,975	6,245
Contract liabilities	24,248	19,614
Income tax payable	10,932	3,534
Accrued liabilities and other current liabilities	43,406	64,240
Operating lease liabilities, current	1,237	1,216
Preferred shares forward contract liability		40,344
Convertible preferred shares	68,113
Total current liabilities	178,569	135,193
Non-current liabilities:
Long-term loans	7,279
Operating lease liabilities, non-current	1,701	210
Deferred tax liability	153
Other non-current liabilities	9,055	9,707
Total liabilities	196,757	145,110
Contingencies (Note 20)
Shareholders' equity:
Treasury stocks (US$0.00000005 par value; 257,105,340 shares as of December 31, 2023 and 229,281,465 shares as of December 31, 2024, respectively)	(57,055)	(57,055)
Additional paid-in capital	816,363	653,860
Statutory reserves	14,892	14,892
Accumulated other comprehensive loss	(57,456)	(43,879)
Accumulated deficit	(450,490)	(219,631)
Total shareholders' equity	266,254	348,187
Total liabilities and shareholders' equity	$ 463,011	$ 493,297